Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill [Abstract]
Schedule of gross amount and accumulated impairment losses
	Agency segment	Claims Adjusting segment	Total
	RMB	RMB	RMB
Gross as of December 31, 2019 and 2020	131,977	21,137	153,114
Accumulated impairment loss as of December 31, 2019 and 2020	(22,108)	(21,137)	(43,245)
Net as of December 31, 2019	109,869	—	109,869
Net as of December 31, 2020	109,869	—	109,869